                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07021

                      (Investment Company Act File Number)

                     Federated Investment Series Funds, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

17TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,			Period Ended	Year Ended October 31,
	5/31/2004	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$9.04	$8.49	$8.72	$8.55	$8.65	$9.11	$9.82
Income From Investment Operations:
Net investment income	0.27	0.58	0.62 [2]	0.66	0.06	0.69	0.67
Net realized and unrealized gain (loss) on investments	(0.14)	0.55	(0.25)[2]	0.19	(0.10)	(0.44)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.13	1.13	0.37	0.85	(0.04)	0.25	(0.03)

Less Distributions:
Distributions from net investment income	(0.28)	(0.58)	(0.60)	(0.68)	(0.06)	(0.71)	(0.68)

Net Asset Value, End of Period	$8.89	$9.04	$8.49	$8.72	$8.55	$8.65	$9.11

Total Return[3]	1.41%	13.62%	4.43%	10.24%	(0.46)%	2.81%	(0.35)%

Ratios to Average Net Assets:

Expenses	1.05%[4]	1.05%	1.06%	1.06%	1.05%[4]	1.05%	1.06%

Net investment income	5.92%[4]	6.32%	7.13%[2]	7.51%	8.38%[4]	7.85%	7.07%

Expense waiver/reimbursement[5]	0.18%[4]	0.16%	0.16%	0.17%	0.21%[4]	0.18%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$391,706	$377,436	$319,597	$232,594	$217,008	$216,101	$249,056

Portfolio turnover	18%	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,			Period Ended	Year Ended October 31,
	5/31/2004	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$9.06	$8.51	$8.74	$8.57	$8.66	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.23	0.51	0.55 [2]	0.60	0.05	0.63	0.60
Net realized and unrealized gain (loss) on investments	(0.13)	0.55	(0.25)[2]	0.18	(0.09)	(0.45)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.10	1.06	0.30	0.78	(0.04)	0.18	(0.10)

Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.53)	(0.61)	(0.05)	(0.64)	(0.61)

Net Asset Value, End of Period	$8.92	$9.06	$8.51	$8.74	$8.57	$8.66	$9.12

Total Return[3]	1.10%	12.69%	3.60%	9.35%	(0.42)%	2.02%	(1.11)%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.85%	1.86%	1.86%	1.85%[4]	1.85%	1.86%

Net investment income	5.12%[4]	5.52%	6.33%[2]	6.70%	7.56%[4]	7.05%	6.27%

Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.11%	0.12%	0.16%[4]	0.13%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$434,946	$480,042	$426,299	$380,016	$286,738	$288,505	$345,034

Portfolio turnover	18%	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,			Period Ended	Year Ended October 31,
	5/31/2004	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$9.07	$8.52	$8.74	$8.57	$8.66	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.23	0.51	0.54 [2]	0.60	0.05	0.63	0.60
Net realized and unrealized gain (loss) on investments	(0.14)	0.55	(0.23)[2]	0.18	(0.09)	(0.45)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.09	1.06	0.31	0.78	(0.04)	0.18	(0.10)

Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.53)	(0.61)	(0.05)	(0.64)	(0.61)

Net Asset Value, End of Period	$8.92	$9.07	$8.52	$8.74	$8.57	$8.66	$9.12

Total Return[3]	0.99%	12.68%	3.70%	9.33%	(0.42)%	2.02%	(1.11)%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.85%	1.86%	1.86%	1.85%[4]	1.85%	1.86%

Net investment income	5.12%[4]	5.52%	6.33%[2]	6.70%	7.56%[4]	7.04%	6.27%

Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.11%	0.12%	0.16%[4]	0.13%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$88,205	$91,905	$77,272	$82,973	$74,250	$75,821	$92,875

Portfolio turnover	18%	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,			Period Ended	Year Ended October 31,
	5/31/2004	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$9.07	$8.52	$8.75	$8.57	$8.67	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.27	0.57	0.61 [2]	0.66	0.06	0.70	0.67
Net realized and unrealized gain (loss) on investments	(0.13)	0.55	(0.24)[2]	0.20	(0.10)	(0.44)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	0.14	1.12	0.37	0.86	(0.04)	0.26	(0.03)

Less Distributions:
Distributions from net investment income	(0.28)	(0.57)	(0.60)	(0.68)	(0.06)	(0.71)	(0.68)

Net Asset Value, End of Period	$8.93	$9.07	$8.52	$8.75	$8.57	$8.67	$9.12

Total Return[3]	1.50%	13.53%	4.39%	10.30%	(0.46)%	2.92%	(0.35)%

Ratios to Average Net Assets:

Expenses	1.08%[4]	1.08%	1.09%	1.09%	1.08%[4]	1.08%	1.09%

Net investment income	5.89%[4]	6.28%	7.10%[2]	7.48%	8.33%[4]	7.82%	7.02%

Expense waiver/ reimbursement[5]	0.15%[4]	0.13%	0.13%	0.14%	0.18%[4]	0.15%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$218,761	$246,014	$252,905	$301,788	$306,621	$313,811	$375,902

Portfolio turnover	18%	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2004 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--57.5%
		Basic Industry - Chemicals--0.4%
$5,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$4,705,250

		Basic Industry - Metals & Mining--3.1%
9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	10,588,512
3,900,000		Inco Ltd., 5.70%, 10/15/2015	3,865,992
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,533,625
7,500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	7,521,675
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	10,894,065

		TOTAL	35,403,869

		Basic Industry - Paper--2.5%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,560,922
4,200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,924,500
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,921,250
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,653,900
4,500,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,887,495
2,800,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,869,076
4,200,000		Weyerhaeuser Co., Note, 6.125%, 3/15/2007	4,460,946

		TOTAL	28,278,089

		Capital Goods - Aerospace & Defense--0.6%
2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,623,666
2,000,000		Raytheon Co., Deb., 7.20%, 8/15/2027	2,149,820
2,075,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,252,060

		TOTAL	7,025,546

		Capital Goods - Building Materials--0.7%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,659,554
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,731,385

		TOTAL	8,390,939

		Capital Goods - Diversified Manufacturing--0.4%
2,500,000	[1]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	2,339,175
1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	1,429,812
1,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	1,046,320

		TOTAL	4,815,307

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--1.7%
$500,000		Republic Services, Inc., 7.125%, 5/15/2009	$557,230
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	656,670
7,750,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	8,534,455
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	9,177,631

		TOTAL	18,925,986

		Communications - Media & Cable--3.5%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	712,779
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,576,850
4,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	4,792,500
3,000,000		Comcast Corp., 6.375%, 1/30/2006	3,162,810
1,500,000	[2]	Comcast Corp., 7.05%, 3/15/2033	1,561,110
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,745,394
3,500,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	3,554,950
1,000,000		Cox Communications, Inc., Unsecd. Note, 5.50%, 10/1/2015	955,820
6,250,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	6,703,125

		TOTAL	39,765,338

		Communications - Media Noncable--1.0%
5,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	5,292,300
6,040,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	6,429,520

		TOTAL	11,721,820

		Communications - Telecom Wireless--1.3%
10,315,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	11,099,249
2,762,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,238,445

		TOTAL	14,337,694

		Communications - Telecom Wirelines--3.1%
8,400,000		CenturyTel, Inc., 8.375%, 10/15/2010	9,614,136
1,975,000		Citizens Communications Co., 9.00%, 8/15/2031	1,859,897
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,926,560
3,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	3,450,362
2,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	2,362,160
7,690,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	8,174,854
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	6,860,496

		TOTAL	35,248,465

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--3.7%
$2,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	$2,026,040
4,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	4,150,291
2,500,000	[2]	Ford Motor Credit Co., 7.00%, 10/1/2013	2,516,100
10,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	10,493,000
3,700,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	3,761,309
6,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	6,405,500
7,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	7,453,544
3,000,000	[2]	General Motors Corp., Note, 8.375%, 7/15/2033	3,128,190
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	2,462,208

		TOTAL	42,396,182

		Consumer Cyclical - Entertainment--1.6%
2,750,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,833,902
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	4,863,060
6,000,000		Carnival Corp., 3.75%, 11/15/2007	5,919,540
4,020,000	[1]	International Speedway Corp., 4.20%, 4/15/2009	3,947,881
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	97,399

		TOTAL	17,661,782

		Consumer Cyclical - Retailers--1.9%
3,150,000		CVS Corp., 5.625%, 3/15/2006	3,301,735
3,900,000	[2]	Federated Department Stores, Inc., 6.625%, 4/1/2011	4,239,183
4,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	4,497,612
10,147,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	9,690,385

		TOTAL	21,728,915

		Consumer Cyclical - Services--0.7%
7,475,000		Boston University, 7.625%, 7/15/2097	8,465,213

		Consumer Non-Cyclical - Consumer Products--0.9%
9,050,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	9,744,497

		Consumer Non-Cyclical - Food/Beverage--0.7%
2,535,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	2,546,560
4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,172,120

		TOTAL	7,718,680

		Consumer Non-Cyclical - Healthcare--0.4%
4,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	5,091,810

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Pharmaceuticals--0.7%
$2,940,000	[2]	AstraZeneca PLC, 5.40%, 6/1/2014	$2,986,511
5,000,000		Wyeth, 6.50%, 2/1/2034	4,756,950

		TOTAL	7,743,461

		Consumer Non-Cyclical - Tobacco--0.3%
1,375,000	[2]	Altria Group, Inc., 5.625%, 11/4/2008	1,351,955
2,500,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	2,562,325

		TOTAL	3,914,280

		Energy - Independent--1.6%
2,500,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	2,721,425
2,000,000		Devon Financing Corp., 7.875%, 9/30/2031	2,301,220
2,250,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	2,437,492
3,900,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	4,504,500
6,400,000	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	6,214,848

		TOTAL	18,179,485

		Energy - Integrated--2.1%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,634,886
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,472,020
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	510,079
6,100,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	6,485,947
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,028,434
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	237,142
4,150,000	[1]	Statoil ASA, 5.125%, 4/30/2014	4,092,481

		TOTAL	23,460,989

		Energy - Oil Field Services--0.0%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	236,053

		Energy - Refining--0.5%
2,500,000		Sunoco, Inc., Deb., 9.375%, 6/1/2016	2,793,900
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,488,387

		TOTAL	5,282,287

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--5.9%
$4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$4,897,202
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,035,880
215,000		Bank of America Corp., 6.125%, 7/15/2004	216,385
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,548,835
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,902,655
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	2,840,530
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	6,004,327
1,250,000		Household Finance Corp., Note, 6.75%, 5/15/2011	1,367,063
2,300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,432,986
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,791,410
10,626,209	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	11,944,603
3,800,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	4,130,444
5,200,000		Union Planters Corp., 4.375%, 12/1/2010	5,071,872
2,400,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	2,667,864
2,000,000		Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	2,119,300
3,500,000		Washington Mutual Inc., Sub. Note, 7.875%, 9/1/2004	3,551,030

		TOTAL	67,522,386

		Financial Institution - Brokerage--2.2%
6,995,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	7,265,637
4,255,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	4,935,672
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	983,110
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,737,397
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	213,737
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,982,337
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	196,844
5,750,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	6,157,848

		TOTAL	24,472,582

		Financial Institution - Finance Noncaptive--0.8%
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,350,145
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	130,432
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	222,452
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	4,029,968

		TOTAL	8,732,997

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--2.9%
$4,300,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	$5,252,278
450,000		American General Corp., Note, 7.75%, 4/1/2005	470,880
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	2,287,371
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,124,012
4,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,111,680
1,225,000	[1]	Principal Financial Group, 6.125%, 10/15/2033	1,185,077
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,928,415
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	562,664
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,039,586

		TOTAL	32,961,963

		Financial Institution - Insurance - P&C--2.4%
250,000		Allstate Corp., 6.125%, 12/15/2032	246,950
3,900,000	[1,2]	Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007	4,371,588
7,300,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	7,217,218
3,950,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	4,421,472
3,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	3,006,180
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	26,998
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,114,640
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,309,993

		TOTAL	26,715,039

		Financial Institution - REITs--1.0%
7,000,000		EOP Operating LP, 8.375%, 3/15/2006	7,637,910
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	204,508
3,000,000		Rouse Co., 5.375%, 11/26/2013	2,913,180
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	450,610

		TOTAL	11,206,208

		Foreign-Local-Govt--0.9%
9,000,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	9,891,450

		Sovereign--1.4%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,424,105
6,500,000	[2]	United Mexican States, 6.625%, 3/3/2015	6,532,500
4,800,000		United Mexican States, 7.50%, 4/8/2033	4,702,800

		TOTAL	15,659,405

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--1.0%
$1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	$1,221,363
1,965,000		IBM Corp., Deb., 8.375%, 11/1/2019	2,462,007
1,400,000		SunGard Data Systems, Inc., 4.875%, 1/15/2014	1,322,748
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,435,000

		TOTAL	11,441,118

		Transportation - Airlines--0.7%
222,318		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	191,194
4,000,000	[2]	Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	1,660,000
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	1,687,500
2,187,087		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,353,852
207,839		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 3/1/2019	207,320
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,096,905

		TOTAL	8,196,771

		Transportation - Railroads--0.6%
2,745,379		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,182,334
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,545,010

		TOTAL	6,727,344

		Transportation - Services--0.6%
7,300,000	[1]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	7,111,879

		Utility - Electric--3.7%
8,930,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	9,432,670
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	60,535
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	4,686,500
3,048,323		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	3,246,463
5,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	5,715,215
3,900,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,193,553
1,950,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	2,102,588
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,135,700
2,110,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,978,927
1,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	1,833,659
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	3,963,440
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	3,177,160

		TOTAL	41,526,410

		TOTAL CORPORATE BONDS (IDENTIFIED COST $639,528,517)	652,407,489

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.1%
$30,940		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	$31,607
39,726		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	40,583
10,028		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	10,244
25,382		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	26,350
60,560		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	63,304
33,686		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	37,339
46,158		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	49,360
27,254		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	28,761
45,413		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	48,024
35,651		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	37,578
133,783		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	139,052
86,817		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	90,154
30,157		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	32,325
13,494		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	14,303
54,052		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	59,322
33,426		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	37,385
30,700		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	32,743

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $741,038)	778,434

		MUNICIPALS--3.5%
5,630,000		Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	6,112,322
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,387,150
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,559,410
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,239,865
3,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025	3,238,920
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,946,992
2,635,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	2,867,960
2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,308,702
4,200,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	4,481,526
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026	2,538,099

		TOTAL MUNICIPALS (IDENTIFIED COST $37,150,867)	39,680,946

Shares or Principal Amount			Value
		COMMON STOCKS--0.0%
		Utility - Electric--0.0%
1,761	[3]	NRG Energy, Inc. (IDENTIFIED COST $38,566)	$37,227

		PREFERRED STOCKS--1.6%
		Communications - Telecom Internet--0.0%
1,315		Global Crossing Holdings Ltd., PIK Pfd., 10.50%, Annual Dividend	0

		Financial Institution - Banking--0.7%
142,000		Citigroup, Inc., Cumulative Pfd., Series F	7,348,500

		Financial Institution - Brokerage--0.5%
130,000		Lehman Brothers Holdings, Inc., Pfd.	6,170,944

		Financial Institution - REITs--0.4%
80,000	[2]	Prologis Trust, Cumulative REIT Perpetual Pfd. Stock, Series C	4,710,000

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,132,747)	18,229,444

		ASSET-BACKED SECURITIES--0.6%
		Financial Institution - Brokerage--0.3%
$2,828,736	[1]	World Financial, Class B, 6.91%, 9/1/2013	3,063,860

		Home Equity Loan--0.2%
2,430,662	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	2,465,979

		Manufactured Housing--0.0%
808,143		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	52,780

		Structured Product (Abs)--0.1%
773,865		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	639,932

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,869,201)	6,222,551

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Commercial Mortgage--0.0%
325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	348,829

		Non-Agency Mortgage--0.0%
344,628	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.59421%, 1/28/2025	264,178

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $644,551)	613,007

Principal Amount or Shares			Value
		U.S. TREASURY--0.6%
$5,780,000	[2]	United States Treasury Bond, 12.75%, 11/15/2010 (IDENTIFIED COST $6,836,989)	$6,642,492

		MUTUAL FUNDS--37.8%[4]
168,677		Federated Mortgage Core Portfolio	1,683,395
56,798,937		High Yield Bond Portfolio	383,960,816
12,886,061		Prime Value Obligations Fund, IS Shares	12,886,061
29,596,712		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	29,596,712

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $490,142,954)	428,126,984

		TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $1,198,085,430)[5]	$1,152,738,574

		OTHER ASSETS AND LIABILITIES - NET--(1.7)%	(19,120,651)

		TOTAL NET ASSETS--100%	1,133,617,923

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2004, these securities amounted to $104,207,021 which represents 9.2% of total net assets.

2 Certain principal or share amounts are temporarily on loan to unaffiliated broker/dealers.

3 Non-income producing

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,201,653,271.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $428,126,984 of investments in affiliated issuers (Note 5) and $29,001,154 of securities loaned (identified cost $1,198,085,430)		$1,152,738,574
Cash		273,919
Income receivable		12,456,125
Receivable for shares sold		1,886,250
Prepaid expense		43,590

TOTAL ASSETS		1,167,398,458

Liabilities:
Payable for shares redeemed	$1,791,091
Income distribution payable	1,773,711
Payable on collateral due to broker	29,596,712
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	61,329
Payable for distribution services fee (Note 5)	335,696
Payable for shareholder services fee (Note 5)	221,996

TOTAL LIABILITIES		33,780,535

Net assets for 127,249,632 shares outstanding		$1,133,617,923

Net Assets Consist of:
Paid in capital		$1,236,917,915
Net unrealized depreciation of investments		(45,346,855)
Accumulated net realized loss on investments		(53,980,081)
Distributions in excess of net investment income		(3,973,056)

TOTAL NET ASSETS		$1,133,617,923

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($391,706,177 ÷ 44,066,422 shares outstanding)		$8.89

Offering price per share (100/95.50 of $8.89)[1]		$9.31

Redemption proceeds per share		$8.89

Class B Shares:
Net asset value per share ($434,946,121 ÷ 48,784,427 shares outstanding)		$8.92

Offering price per share		$8.92

Redemption proceeds per share (94.50/100 of $8.92)[1]		$8.43

Class C Shares:
Net asset value per share ($88,204,882 ÷ 9,890,334 shares outstanding)		$8.92

Offering price per share (100/99.00 of $8.92)[1]		$9.01

Redemption proceeds per share (99.00/100 of $8.92)[1]		$8.83

Class F Shares:
Net asset value per share ($218,760,743 ÷ 24,508,449 shares outstanding)		$8.93

Offering price per share (100/99.00 of $8.93)[1]		$9.02

Redemption proceeds per share (99.00/100 of $8.93)[1]		$8.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $17,592,128 received from affiliated issuers (Note 5))			$18,173,161
Interest (including income on securities loaned of $8,609)			23,455,872

TOTAL INCOME			41,629,033

Expenses:
Investment adviser fee (Note 5)		$4,480,427
Administrative personnel and services fee (Note 5)		477,315
Custodian fees		27,394
Transfer and dividend disbursing agent fees and expenses (Note 5)		594,232
Directors'/Trustees' fees		9,482
Auditing fees		9,067
Legal fees		2,773
Portfolio accounting fees (Note 5)		83,747
Distribution services fee--Class B Shares (Note 5)		1,751,464
Distribution services fee--Class C Shares (Note 5)		348,504
Shareholder services fee--Class A Shares (Note 5)		497,468
Shareholder services fee--Class B Shares (Note 5)		583,821
Shareholder services fee--Class C Shares (Note 5)		116,168
Shareholder services fee--Class F Shares (Note 5)		296,018
Share registration costs		49,706
Printing and postage		43,913
Insurance premiums		4,866
Taxes		40,931
Miscellaneous		7,709

TOTAL EXPENSES		9,425,005

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(694,316)
Waiver of administrative personnel and services fee	(22,103)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,051)
Waiver of shareholder services fee--Class A Shares	(99,494)
Waiver of shareholder services fee--Class F Shares	(23,682)

TOTAL WAIVERS AND REIMBURSEMENT		(847,646)

Net expenses			8,577,359

Net investment income			33,051,674

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $4,161,795 on sales of investments in affiliated issuers) (Note 5)			10,692,272
Net change in unrealized depreciation of investments			(28,991,899)

Net realized and unrealized loss on investments			(18,299,627)

Change in net assets resulting from operations			$14,752,047

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Year Ended 11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,051,674	$69,986,776
Net realized gain (loss) on investments	10,692,272	(1,057,077)
Net change in unrealized appreciation/depreciation of investments	(28,991,899)	75,237,380

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,752,047	144,167,079

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,249,168)	(23,736,571)
Class B Shares	(12,317,403)	(26,735,648)
Class C Shares	(2,459,130)	(4,914,465)
Class F Shares	(7,154,939)	(16,521,769)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,180,640)	(71,908,453)

Share Transactions:
Proceeds from sale of shares	144,001,492	479,778,364
Net asset value of shares issued to shareholders in payment of distributions declared	22,957,005	46,129,594
Cost of shares redeemed	(209,309,751)	(478,841,519)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,351,254)	47,066,439

Change in net assets	(61,779,847)	119,325,065

Net Assets:
Beginning of period	1,195,397,770	1,076,072,705

End of period (including distributions in excess of net investment income of $(3,973,056) and $(2,844,090), respectively)	$1,133,617,923	$1,195,397,770

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of the Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (the "Core Trust") which is independently managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$29,001,154	$29,596,712

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At May 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,977,284	$73,148,453	30,050,813	$266,790,031
Shares issued to shareholders in payment of distributions declared	1,001,232	9,124,899	1,925,704	17,078,489
Shares redeemed	(6,670,787)	(60,565,650)	(27,860,864)	(248,488,490)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,307,729	$21,707,702	4,115,653	$35,380,030

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,023,279	$27,753,614	13,963,934	$123,964,450
Shares issued to shareholders in payment of distributions declared	837,908	7,664,107	1,760,692	15,654,859
Shares redeemed	(8,041,906)	(73,562,189)	(12,841,918)	(114,266,784)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,180,719)	$(38,144,468)	2,882,708	$25,352,525

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,155,303	$10,619,700	4,020,143	$35,913,478
Shares issued to shareholders in payment of distributions declared	137,186	1,255,022	268,357	2,388,399
Shares redeemed	(1,539,087)	(14,058,323)	(3,226,312)	(28,778,804)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(246,598)	$(2,183,601)	1,062,188	$9,523,073

	Six Months Ended 5/31/2004		Year Ended 11/30/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	3,521,917	$32,479,725	5,979,184	$53,110,405
Shares issued to shareholders in payment of distributions declared	536,548	4,912,977	1,237,468	11,007,847
Shares redeemed	(6,661,282)	(61,123,589)	(9,785,062)	(87,307,441)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(2,602,817)	$(23,730,887)	(2,568,410)	$(23,189,189)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,722,405)	$(42,351,254)	5,492,139	$47,066,439

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $1,201,653,271. The net unrealized depreciation of investments for federal tax purposes was $48,914,697. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,560,254 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,474,951.

At November 30, 2003, the Fund had a capital loss carryforward of $61,163,647 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 1,159,442

2005	$ 1,501,483

2006	$ 10,134,280

2007	$ 27,803,544

2008	$ 2,000,841

2010	$ 15,739,984

2011	$ 2,824,073

As a result of the tax-free transfer of assets from IAI Bond Fund to the Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds, which are managed by the Adviser, or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

High Yield Bond Portfolio	$17,464,418

Federated Mortgage Core Portfolio	$74,974

Prime Value Obligations Fund	$52,736

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A, Class B and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2004, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $101,525 in sales charges from the sale of Class A Shares. FSC also retained $1,304 of contingent deferred sales charges relating to redemptions of Class C Shares and $511 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ) through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $13,983 after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$179,441,222

Sales	$221,602,433

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

2072302 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004